Segment Reporting (Tables)	12 Months Ended
Dec. 31, 2014
Segment Reporting [Abstract]
Schedule of Segment Reporting Information, by Segment
The following table reflects summarized financial information concerning the Company’s reportable segment for the years ended December 31, 2014, 2013 and 2012:

	Year Ended			Year Ended			Year Ended
	December 31, 2014			December 31, 2013			December 31, 2012
(In thousands)	Solar Energy	Corporate	Total	Solar Energy	Corporate	Total	Solar Energy	Corporate	Total
Operating revenues, net	$125,864	$—	$125,864	$17,469	$—	$17,469	$15,694	$—	$15,694
Depreciation, accretion and amortization	40,509	—	40,509	4,961	—	4,961	4,267	—	4,267
Other operating costs and expenses	33,076	46,165	79,241	7,382	—	7,382	6,119	—	6,119
Interest expense, net	54,246	30,172	84,418	6,267	—	6,267	5,702	—	5,702
Other non-operating expense (income)	(6,209)	13,019	6,810	(771)	—	(771)	—	—	—
Income tax benefit (1)	—	(4,689)	(4,689)	—	(88)	(88)	—	(1,270)	(1,270)
Net (loss) income	$4,242	$(84,667)	$(80,425)	$(370)	$88	$(282)	$(394)	$1,270	$876
Cash Flows
Capital expenditures	$1,052,871	$—	$1,052,871	$205,361	$—	$205,361	$2,274	$—	$2,274
Balance Sheet
Total assets (2)	$3,072,250	$514,170	$3,586,420	$566,877	$—	$566,877	$158,955	$—	$158,955
———
(1) Income tax benefit is not allocated to the Company's Solar Energy segment.
(2) Corporate assets include cash and cash equivalents; other current assets; deferred financing costs, net and other assets.

Schedule of Revenue by Major Customers by Reporting Segments
The following table reflects operating revenues, net for the years ended December 31, 2014, 2013 and 2012 by specific customers exceeding 10% of total operating revenue:

	Year Ended
	December 31, 2014		December 31, 2013		December 31, 2012
(In thousands, except for percentages)	Amount	Percentage	Amount	Percentage	Amount	Percentage
San Diego Gas & Electric	$39,574	31.4%	**	**	**	**
Compania Minera del Pacifico	23,130	18.4	**	**	**	**
Customer A	*	*	$4,196	24.0%	$4,207	26.8%
Customer B	*	*	1,761	10.1	1,831	11.7
Customer C	*	*	1,726	10.0	1,760	11.2
———
* These customers did not exceed 10% of total operating revenue for the year ended December 31, 2014.
** No revenue was earned from these customers for the years ended December 31, 2013 and 2012.

Reconciliation of Revenue from Segments to Consolidated
The following table reflects operating revenues, net for the years ended December 31, 2014, 2013 and 2012 by geographic location:

	Year Ended
(In thousands)	December 31, 2014	December 31, 2013	December 31, 2012
United States and Puerto Rico	$86,210	$17,469	$15,694
Chile	23,130	—	—
United Kingdom	15,890	—	—
Canada	634	—	—
Total Operating Revenues, net	$125,864	$17,469	$15,694

Reconciliation of Assets from Segment to Consolidated
The following table is a summary of long-lived assets by geographic area:

	As of December 31, 2014	As of December 31, 2013
(In thousands)
United States and Puerto Rico	$2,077,508	$250,927
Chile	189,221	167,313
United Kingdom	522,909	10,804
Canada	126,939	912
Total long-lived assets, net	2,916,577	429,956
Current assets	593,705	106,358
Other non-current assets	76,138	30,563
Total assets	$3,586,420	$566,877